Note 14 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	8 years
Brand names [member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	11 years
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful life measured as period of time, intangible assets other than goodwill (Year)	11 years
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill	$ 0
Goodwill, measurement input, discount rate	11.00%	10.00%	10.60%
Goodwill, measurement input, discount rate after next year	3.00%
VivoPower PTY Limited [Member]
Statement Line Items [Line Items]
Goodwill, measurement input, discount rate	11.30%	10.70%
Goodwill, measurement input, annual growth rate, in five years, hyperscaling phase	72.00%
Goodwill, measurement input, annual growth rate, in five years, percentage of revenue	50.00%
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Goodwill, measurement input, discount rate	11.00%
Goodwill, measurement input, annual growth rate, in five years	280.00%
Additions other than through business combinations, intangible assets other than goodwill	$ 3,400
Caret, LLC [member]
Statement Line Items [Line Items]
Goodwill, measurement input, discount rate	11.20%
Goodwill, measurement input, free cash flow from project sales	$ 2,300
Goodwill, measurement input, retained equity interest post spin off deal	26.00%
Goodwill, measurement input, discount rate after year five	3.00%
Additions other than through business combinations, intangible assets other than goodwill	$ 900
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Decrease through classified as held for sale, intangible assets other than goodwill	$ 2,100